Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - Fair Value Measured on a Recurring Basis [Member]	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets between Level 1 and Level 2	$ 329,971
Transfers of liabilities between Level 1 and Level 2	$ 808,016